STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.
Share Grant Plans
Hydro One Limited has two share grant plans (Share Grant Plans), one for the benefit of certain members of the Power Workers’ Union (PWU) (PWU Share Grant Plan) and one for the benefit of certain members of the Society (Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.
The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the PWU annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date that the annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan began on July 3, 2015, which is the date that the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as of April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the Initial Public Offering (IPO). The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share-based compensation recognized by Hydro One.
The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the Society annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore, the requisite service period for the Society Share Grant Plan began on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as of September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share-based compensation recognized by Hydro One.
The fair value of the Hydro One Limited 2015 share grants of $111 million was estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. In 2025, 330,302 common shares of Hydro One Limited (2024 - 343,044) were issued under the Share Grant Plans to eligible employees of Hydro One. Total share-based compensation recognized during 2025 was $1 million (2024 - $2 million) and was recorded as a regulatory asset.
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31, 2025	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	1,381,577	$20.50
Vested and issued[1]	(330,302)	—
Forfeited	(44,898)	$20.50
Share grants outstanding - ending	1,006,377	$20.50
1    In 2025, Hydro One Limited issued 330,302 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2024	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	1,751,025	$20.50
Vested and issued[1]	(343,044)	—
Granted	1,092	—
Forfeited	(27,496)	$20.50
Share grants outstanding - ending	1,381,577	$20.50
1    In 2024, Hydro One Limited issued 343,044 common shares from treasury to eligible Hydro One employees in accordance with provisions of the Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.
Directors' DSU Plan
Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31 (number of DSUs)	2025	2024
DSUs outstanding - beginning	107,296	94,624
Granted	21,033	22,293
Settled	(26,073)	(9,621)
DSUs outstanding - ending	102,256	107,296
For the year ended December 31, 2025, an expense of $2 million (2024 - $1 million) was recognized in earnings with respect to the Directors' DSU Plan. As at December 31, 2025, a liability of $6 million (2024 - $5 million) related to Directors' DSUs has been recorded at the closing price of Hydro One Limited common shares of $54.64. This liability is included in other long-term liabilities on the consolidated balance sheets.
Management DSU Plan
Under the Management DSU Plan, eligible executive employees can elect to receive a specified proportion of their annual short-term incentive in a notional account of DSUs in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of the Company and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2025 and 2024 is presented below:

Year ended December 31 (number of DSUs)	2025	2024
DSUs outstanding - beginning	85,690	134,370
Granted	14,219	16,600
Settled	(19,505)	(65,280)
DSUs outstanding - ending	80,404	85,690
For the year ended December 31, 2025, an expense of $2 million (2024 - $1 million) was recognized in earnings with respect to the Management DSU Plan. As at December 31, 2025, a liability of $4 million (2024 - $4 million) related to Management DSUs has been recorded at the closing price of Hydro One Limited common shares of $54.64. This liability is included in other long-term liabilities on the consolidated balance sheets.
Employee Share Ownership Plan
In 2015, Hydro One Limited established Employee Share Ownership Plans (ESOP) for certain eligible management and non-represented employees (Management ESOP) and for certain eligible Society-represented staff (Society ESOP). Under the Management ESOP, the eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 50% of their contributions, up to a maximum Company contribution of $25,000 per calendar year. Under the Society ESOP, the eligible Society-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 25% of their contributions, with no maximum Company contribution per calendar year.
In 2024, Hydro One established ESOP for certain eligible PWU represented staff (PWU ESOP). Under the PWU ESOP, the eligible PWU-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One. The Company matches 33% of their contribution, with no maximum Company contribution per calendar year. In 2025, Company contributions made under the ESOP were $9 million (2024 - $5 million).
LTIP
Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted an LTIP. Under the LTIP, long-term incentives were granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards would either be settled in newly issued shares of Hydro One Limited from treasury or cash, subject to Hydro One Limited’s discretion, consistent with the provisions of the plan which also permit the participants to surrender a portion of their awards to satisfy related withholding taxes requirements. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.
The LTIP provides flexibility to award a range of vehicles, including Performance Share Units (PSUs), Restricted Share Units (RSUs), stock options, share appreciation rights, restricted shares, DSUs, and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.
PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2025 and 2024 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2025	2024	2025	2024
Units outstanding - beginning	283,106	141,188	304,393	176,989
Granted	178,189	187,393	146,944	150,207
Forfeited	(45,655)	(24,918)	(57,103)	(20,377)
Vested and issued	(21,449)	(20,557)	(25,396)	(2,426)
Units outstanding - ending	394,191	283,106	368,838	304,393
The grant date total fair value of the awards granted during the year ended December 31, 2025 was $15 million (2024 - $14 million). The compensation expense related to the PSU and RSU awards recognized by the Company during the year ended December 31, 2025 was $11 million (2024 - $10 million).